Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	60 Months Ended	120 Months Ended
	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2023	Aug. 31, 2022	Aug. 31, 2021	Aug. 31, 2020	Aug. 31, 2019	Aug. 31, 2018	Aug. 31, 2017	Aug. 31, 2016	Aug. 31, 2015	Aug. 31, 2014
C000134652 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Lifestyle Blend Conservative Portfolio (Class 1/JLCGX)
Account Value	$ 14,080.75386	$ 14,080.75386	$ 14,080.75386	$ 12,666.644135	$ 12,174.425653	$ 13,775.2921659999	$ 12,842.407845	$ 11,965.532353	$ 11,177.112057	$ 11,004.387846	$ 10,599.082534	$ 9,843.565	$ 10,000
Average Annual Return, Percent	11.16%	3.31%	3.48%
C000134653 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Lifestyle Blend Conservative Portfolio (Class A/JABJX)
Account Value	$ 13,216.148052	$ 13,216.148052	$ 13,216.148052	11,932.155524	11,511.329297	13,062.984419	12,200.287453	11,367.255736	10,618.256455	10,454.168454	10,069.128407	9,351.38675	9,500
Average Annual Return, Percent	5.19%	2.01%	2.83%
C000134653 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Lifestyle Blend Conservative Portfolio (Class A/JABJX)—excluding sales charge
Average Annual Return, Percent	10.76%	3.06%	3.36%
C000134660 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Lifestyle Blend Conservative Portfolio (Class R6/JLCSX)
Account Value	$ 1,413,820.222898	$ 1,413,820.222898	$ 1,413,820.222898	1,271,412.157012	1,221,508.983248	1,380,262.075713	1,287,518.896548	1,199,168.736834	1,119,785.904682	1,102,052.122744	1,060,181.30123	984,305.41	1,000,000
Average Annual Return, Percent	11.20%	3.35%	3.52%
C000134634 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Lifestyle Blend Aggressive Portfolio (Class 1/JIIOX)
Account Value	$ 22,554.844866	$ 22,554.844866	$ 22,554.844866	18,725.973679	17,021.168815	19,964.851858	15,357.086689	13,593.295677	13,731.430296	12,185.273371	10,500.619864	9,607.4276	10,000
Average Annual Return, Percent	20.45%	10.66%	8.47%
C000134635 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Lifestyle Blend Aggressive Portfolio (Class A/JABQX)
Account Value	$ 21,180.17723	$ 21,180.17723	$ 21,180.17723	17,657.252823	16,097.794294	18,941.320437	14,589.232356	12,913.630894	13,044.858782	11,576.009703	9,975.588871	9,127.05622	9,500
Average Annual Return, Percent	13.99%	9.27%	7.79%
C000134635 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Lifestyle Blend Aggressive Portfolio (Class A/JABQX)—excluding sales charge
Average Annual Return, Percent	19.95%	10.40%	8.35%
C000134642 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Lifestyle Blend Aggressive Portfolio (Class R6/JIIRX)
Account Value	$ 2,264,896.421597	$ 2,264,896.421597	$ 2,264,896.421597	1,880,264.8394	1,706,850.020869	2,001,041.501577	1,539,022.132523	1,361,930.753342	1,373,966.46601	1,218,812.218997	1,050,032.440574	960,326.56	1,000,000
Average Annual Return, Percent	20.46%	10.71%	8.52%
C000134661 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Lifestyle Blend Growth Portfolio (Class 1/JLGOX)
Account Value	$ 20,348.360337	$ 20,348.360337	$ 20,348.360337	17,180.595303	15,851.049091	18,430.764921	14,806.383339	13,236.926617	13,070.997493	11,910.313394	10,560.341065	9,695.4258	10,000
Average Annual Return, Percent	18.44%	8.98%	7.36%
C000134662 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Lifestyle Blend Growth Portfolio (Class A/JABPX)
Account Value	$ 19,103.697092	$ 19,103.697092	$ 19,103.697092	16,182.878072	14,991.130286	17,484.806582	14,066.064173	12,575.080287	12,417.447619	11,314.797725	10,032.324012	9,210.65451	9,500
Average Annual Return, Percent	12.19%	7.61%	6.69%
C000134662 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Lifestyle Blend Growth Portfolio (Class A/JABPX)—excluding sales charge
Average Annual Return, Percent	18.05%	8.72%	7.24%
C000134669 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Lifestyle Blend Growth Portfolio (Class R6/JLGSX)
Account Value	$ 2,042,365.007398	$ 2,042,365.007398	$ 2,042,365.007398	1,724,519.18654	1,589,213.603875	1,848,170.42855	1,483,705.287189	1,326,198.523792	1,309,200.984127	1,191,754.008	1,056,374.886548	969,622.74	1,000,000
Average Annual Return, Percent	18.43%	9.02%	7.40%
C000134643 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Lifestyle Blend Balanced Portfolio (Class 1/JIBOX)
Account Value	$ 17,969.896897	$ 17,969.896897	$ 17,969.896897	15,504.623603	14,572.673722	16,837.077063	14,163.881528	12,834.552041	12,422.917911	11,583.509836	10,554.856721	9,732.955	10,000
Average Annual Return, Percent	15.90%	6.96%	6.04%
C000134644 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Lifestyle Blend Balanced Portfolio (Class A/JABMX)
Account Value	$ 16,876.104789	$ 16,876.104789	$ 16,876.104789	14,615.536811	13,777.990929	15,992.311671	13,455.687454	12,192.824441	11,801.772017	11,004.334345	10,027.113885	9,246.30725	9,500
Average Annual Return, Percent	9.67%	5.63%	5.37%
C000134644 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Lifestyle Blend Balanced Portfolio (Class A/JABMX)—excluding sales charge
Average Annual Return, Percent	15.47%	6.72%	5.91%
C000134651 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Lifestyle Blend Balanced Portfolio (Class R6/JIBRX)
Account Value	$ 1,804,230.767673	$ 1,804,230.767673	$ 1,804,230.767673	1,556,304.94658	1,460,892.686589	1,688,547.429643	1,420,055.576347	1,285,157.409555	1,244,585.972853	1,159,044.976456	1,055,700.318636	973,129.17	1,000,000
Average Annual Return, Percent	15.93%	7.02%	6.08%
C000134670 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Lifestyle Blend Moderate Portfolio (Class 1/JLMOX)
Account Value	$ 15,849.027823	$ 15,849.027823	$ 15,849.027823	13,979.886149	13,304.72852	15,208.329932	13,495.328721	12,433.537104	11,769.651436	11,280.618031	10,581.100722	9,785.3347	10,000
Average Annual Return, Percent	13.37%	4.97%	4.71%
C000134671 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Lifestyle Blend Moderate Portfolio (Class A/JABKX)
Account Value	$ 14,876.107375	$ 14,876.107375	$ 14,876.107375	13,169.382412	12,580.274813	14,422.726158	12,820.562284	11,811.860248	11,181.168864	10,716.58713	10,052.045686	9,296.067965	9,500
Average Annual Return, Percent	7.32%	3.66%	4.06%
C000134671 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Lifestyle Blend Moderate Portfolio (Class A/JABKX)—excluding sales charge
Average Annual Return, Percent	12.96%	4.72%	4.59%
C000134678 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Lifestyle Blend Moderate Portfolio (Class R6/JLMRX)
Account Value	$ 1,588,475.361613	$ 1,588,475.361613	$ 1,588,475.361613	1,400,598.676928	1,332,412.684318	1,522,518.274637	1,350,563.491026	1,243,807.482376	1,178,043.643627	1,128,736.602416	1,057,366.915589	977,493.57	1,000,000
Average Annual Return, Percent	13.41%	5.01%	4.74%
Bloomberg U S Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,765.406371	$ 11,765.406371	$ 11,765.406371	10,965.301134	11,097.722488	12,542.057701	12,552.641963	11,789.468742	10,700.908741	10,814.374128	10,761.416551	10,155.4935	10,000
Average Annual Return, Percent	7.30%	(0.04%)	1.64%
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 33,882.195253	$ 33,882.195253	$ 33,882.195253	26,650.487628	22,985.552726	25,892.682089	19,740.438137	16,189.083559	15,729.534818	13,145.018797	11,309.093054	10,047.7913	10,000
Average Annual Return, Percent	27.14%	15.92%	12.98%
Morningstar U S Conservative Target Allocation Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar U.S. Conservative Target Allocation Index
Account Value	$ 14,602.426728	$ 14,602.426728	$ 14,602.426728	13,116.862438	12,706.207839	14,311.206499	13,426.544001	12,411.665107	11,523.858198	11,141.323313	10,729.106017	10,078.6536	10,000
Average Annual Return, Percent	11.33%	3.30%	3.86%
John Hancock Lifestyle Conservative Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	John Hancock Lifestyle Conservative Index
Account Value	$ 14,573.486537	$ 14,573.486537	$ 14,573.486537	13,132.940233	12,731.688096	14,253.614985	13,211.95842	12,252.188957	11,449.241941	11,153.444561	10,645.774407	9,947.2706	10,000
Average Annual Return, Percent	10.97%	3.53%	3.84%
Morningstar U S Aggressive Target Allocation Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar U.S. Aggressive Target Allocation Index
Account Value	$ 25,719.678123	$ 25,719.678123	$ 25,719.678123	20,887.315238	18,353.7771	21,433.394026	16,686.619987	14,227.291393	14,089.52919	12,293.081453	10,653.264412	9,767.6487	10,000
Average Annual Return, Percent	23.14%	12.57%	9.91%
John Hancock Lifestyle Aggressive Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	John Hancock Lifestyle Aggressive Index
Account Value	$ 23,695.297366	$ 23,695.297366	$ 23,695.297366	19,579.241203	17,679.112311	20,606.869334	15,829.054449	13,903.733677	13,823.223354	12,140.387435	10,540.999934	9,525.2107	10,000
Average Annual Return, Percent	21.02%	11.25%	9.01%
Morningstar U S Moderately Aggressive Target Allocation Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar U.S. Moderately Aggressive Target Allocation Index
Account Value	$ 22,791.198273	$ 22,791.198273	$ 22,791.198273	18,929.089357	16,976.383859	19,678.767907	15,953.631747	13,825.220642	13,488.488354	12,048.110481	10,672.526795	9,837.4049	10,000
Average Annual Return, Percent	20.40%	10.51%	8.59%
John Hancock Lifestyle Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	John Hancock Lifestyle Growth Index
Account Value	$ 21,675.995566	$ 21,675.995566	$ 21,675.995566	18,223.772644	16,697.761851	19,314.903903	15,400.605717	13,637.884224	13,351.803672	11,966.668602	10,595.764159	9,619.1682	10,000
Average Annual Return, Percent	18.94%	9.71%	8.04%
Morningstar U S Moderate Target Allocation Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar U.S. Moderate Target Allocation Index
Account Value	$ 20,389.491594	$ 20,389.491594	$ 20,389.491594	17,321.871916	15,910.337043	18,191.072188	15,412.837486	13,548.619162	12,976.451845	11,827.707731	10,763.69819	9,945.7405	10,000
Average Annual Return, Percent	17.71%	8.52%	7.38%
John Hancock Lifestyle Balanced Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	John Hancock Lifestyle Balanced Index
Account Value	$ 19,077.716703	$ 19,077.716703	$ 19,077.716703	16,436.216374	15,431.274961	17,769.455835	14,937.06933	13,364.8456	12,761.204025	11,763.75663	10,719.615778	9,752.2887	10,000
Average Annual Return, Percent	16.07%	7.38%	6.67%
Morningstar U S Moderately Conservative Target Allocation Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar U.S. Moderately Conservative Target Allocation Index
Account Value	$ 16,855.443157	$ 16,855.443157	$ 16,855.443157	14,755.420955	13,944.154771	15,851.766677	14,195.036309	12,839.6483609999	12,096.796773	11,429.796699	10,712.414776	9,993.8385	10,000
Average Annual Return, Percent	14.23%	5.59%	5.36%
John Hancock Lifestyle Moderate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	John Hancock Lifestyle Moderate Index
Account Value	$ 16,684.485974	$ 16,684.485974	$ 16,684.485974	$ 14,707.938093	$ 14,057.583128	$ 15,988.650256	$ 14,127.945323	$ 12,858.373787	$ 12,103.217154	$ 11,475.032997	$ 10,716.871562	$ 9,851.5685	$ 10,000
Average Annual Return, Percent	13.44%	5.35%	5.25%